Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Subsidiaries Included in Consolidated Financial Statements	Subsidiaries included in the consolidated financial statements:
			Ownership (%)
Name of Investor	Name of Subsidiary	Main Business Activities	December 31, 2019	December 31, 2020	Note
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals, Inc.	Research on new anti-cancer drugs and biotechnology services	100	100
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals B.V.	Technical authorization and product development	100	100
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals, (H.K.) Limited	Biotechnology services and reinvestment	100	100
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals Pty Ltd.	Technical authorization and product development	100	100
Taiwan Liposome Company, Ltd.	TLC Biopharmaceuticals, Japan Co., Ltd.	Technical authorization and product development	100	100
TLC Biopharmaceuticals, (H.K.) Limited	TLC Biopharmaceuticals, (Shanghai) Limited	Consulting and technical service of medication	100	100
Taiwan Liposome Company, Ltd.	TLC Holding Corp.	Investment activities	—	100	Note
TLC Holding Corp.	InspirMed Inc.	Investment activities	—	51	Note
InspirMed Inc.	InspirMed Corp.	Technical authorization and product development	—	100	Note

Note: The company invested and established a 100% owned subsidiary, TLC Holding Corp. in November 2020, and indirectly invested and established a 100%-owned subsidiary, InspirMed Inc. Thereafter, InspirMed Inc. invested and established a 100%-owned subsidiary, InspirMed Corp.

InspirMed Inc., increased its capital by issuing new shares in November 2020 and subscribed by the Company's subsidiary, TLC Holing Corp., and non-controlling interests. Information related to the transactions with non-controlling interests are provided in Note 6(27).

Summary of Information of Non-controlling Interests	The information of non-controlling interests and respective subsidiary is as follows:
		Non-controlling interest
		December 31, 2020
Name of Subsidiary	Principal place of business	Amount		Ownership (%)
		NT$000	US$000
InspirMed Inc.	Cayman Islands	$425,405	$15,150	49%

Balance sheets

	InspirMed Inc.
	December 31, 2020
	NT$000	US$000
Current assets	$893,095	$31,805
Non-current assets	459,860	16,377
Current liabilities	(487,060)	(17,345)
Total net assets	$865,895	$30,837

Statements of comprehensive income

	InspirMed Inc.
	2020
	NT$000	US$000
Revenue	$—	$—
Loss before income tax	(3,658)	(130)
Income tax expense	—	—
Loss for the period from continuing operations	(3,658)	(130)
Loss for the year	(3,658)	(130)
Other comprehensive income, net of tax	—	—
Total comprehensive loss for the year	$(3,658)	$(130)
Comprehensive income attributable to non-controlling interests	$(1,792)	$(64)
Dividends paid to non-controlling interests	$—	$—

Statements of cash flows

	InspirMed Inc.
	2020
	NT$000	US$000
Net cash provided by (used in) operating activities	$—	$—
Net cash provided by (used in) investing activities	—	—
Net cash provided by (used in) financing activities	427,725	15,232
Effect of exchange rates on cash and cash equivalents	(528)	(19)
Increase in cash and cash equivalents	427,197	15,213
Cash and cash equivalents, beginning of year	—	—
Cash and cash equivalents, end of year	$427,197	$15,213

Summary of Estimated Useful Lives of Property, Plant and Equipment

The estimated useful lives of property, plant and equipment are as follows:

Buildings	44 years
Testing equipment	3 years ~ 10 years
Office equipment	3 years ~ 5 years
Vehicles	3 years
Leasehold assets	5 years ~ 10 years
Leasehold improvements	3 years ~ 6 years